UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2010

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     May 12, 2010

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 27
Form 13F Information Table Total Value: $ 300,296 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Alexza Pharmaceuticals Inc   Common     015384100   $ 6,532   2,432,699    SH    SOLE  N/A   1,770,512  N/A    662,187
China Education Alliance Inc Common     16938Y207   $ 9,002   1,685,700    SH    SOLE  N/A   1,357,600  N/A    328,100
China Life Insurance Co      ADR        16939P106   $ 5,420      75,240    SH    SOLE  N/A      40,000  N/A     35,240
Compugen Ltd                 Common     M25722105   $   245      50,000    SH    SOLE  N/A         -    N/A     50,000
Durect Corporation           Common     266605104   $19,522   6,485,770    SH    SOLE  N/A   5,032,000  N/A  1,453,770
Fbr Capital Markets Corp     Common     30247C301   $10,686   2,343,400    SH    SOLE  N/A   1,940,000  N/A    403,400
General Cable Corp           Common     369300108   $ 9,073     336,050    SH    SOLE  N/A     272,550  N/A     63,500
Gerber Scientific Inc        Common     373730100   $12,814   2,063,400    SH    SOLE  N/A   1,588,000  N/A    475,400
Heska Corp                   Common     42805E108   $ 6,519   7,949,700    SH    SOLE  N/A   5,439,700  N/A  2,510,000
Home Depot Inc               Common     437076102   $ 4,853     150,000    SH    SOLE  N/A     150,000  N/A        -
ICICI Bank Ltd               ADR        45104G104   $19,797     463,625    SH    SOLE  N/A     372,500  N/A     91,125
Inovio Biomedical Corp       Common     45773H102   $   663     502,200    SH    SOLE  N/A     415,800  N/A     86,400
Libbey Inc                   Common     529898108   $23,023   1,873,280    SH    SOLE  N/A   1,389,600  N/A    483,680
Matrix Service Co            Common     576853105   $17,521   1,628,313    SH    SOLE  N/A   1,351,613  N/A    276,700
Mcdermott Intl Inc           Common     580037109   $27,619   1,025,950    SH    SOLE  N/A     842,800  N/A    183,150
MYR Group Inc                Common     55405W104   $ 9,452     579,500    SH    SOLE  N/A     504,800  N/A     74,700
Owens Illinois Inc           Common     690768403   $18,561     522,270    SH    SOLE  N/A     424,800  N/A     97,470
Penford Corp                 Common     707051108   $ 7,764     757,500    SH    SOLE  N/A     647,500  N/A    110,000
Petroleo Brasileiro Sa Adr   ADR        71654V101   $16,038     405,100    SH    SOLE  N/A     346,000  N/A     59,100
Potash Corp                  Common     73755L107   $13,182     110,450    SH    SOLE  N/A      96,110  N/A     14,340
Precision Castparts Corp     Common     740189105   $10,624      83,845    SH    SOLE  N/A      72,700  N/A     11,145
Providence Service Corp      Common     743815102   $14,605     961,465    SH    SOLE  N/A     799,200  N/A    162,265
Stealthgas Inc               Common     Y81669106   $ 9,677   1,916,200    SH    SOLE  N/A   1,539,000  N/A    377,200
Telekomunik Indonesia-Sp Adr ADR        715684106   $18,205     509,090    SH    SOLE  N/A     410,700  N/A     98,390
Tier Technologies Inc-Clb    Common     88650Q100   $ 3,384     425,100    SH    SOLE  N/A     425,000  N/A        100
Uranium Resources Inc        Common     916901507   $ 5,240   7,379,630    SH    SOLE  N/A   5,004,600  N/A  2,375,030
Wal-Mart Stores Inc          Common     931142103   $   278       5,000    SH    SOLE  N/A         -    N/A      5,000